Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Line Items]
Alternative minimum tax credit carryover	$ 1,069,000	$ 1,043,000
Interest and penalties recognized	0	0	$ 0
Accrued interest and penalties recorded	0	$ 0
Federal
Valuation Allowance [Line Items]
Operating loss carryover	40,100,000
Federal net operating loss carryover	10,500,000
State
Valuation Allowance [Line Items]
Operating loss carryover	$ 45,600,000